Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest income
Loans	$ 13,821	$ 11,517	$ 39,970	$ 32,054
Reverse repurchase agreements	2,960	2,660	8,812	6,575
Securities
Interest	5,112	4,987	15,510	13,788
Dividends	564	591	1,792	1,741
Deposits with banks	1,349	1,180	3,531	4,140
Total interest income	23,806	20,935	69,615	58,298
Interest expense
Deposits	12,072	10,257	35,046	27,094
Securitization liabilities	265	232	781	662
Subordinated notes and debentures	119	117	312	333
Repurchase agreements and short sales	3,447	2,790	10,042	7,091
Other	324	250	902	668
Total interest expense	16,227	13,646	47,083	35,848
Net interest income	7,579	7,289	22,532	22,450
Non-interest income
Investment and securities services	1,859	1,693	5,476	4,769
Credit fees	447	467	1,510	1,324
Trading income (loss)	1,124	700	2,793	1,667
Service charges	652	641	1,963	1,890
Card services	752	697	2,217	2,178
Insurance revenue	1,782	1,611	5,123	4,667
Other income (loss)	(19)	(184)	95	(1,433)
Total non-interest income	6,597	5,625	19,177	15,062
Total revenue	14,176	12,914	41,709	37,512
Provision for (recovery of) credit losses	1,072	766	3,144	2,055
Insurance claims and related expenses	1,669	1,386	4,283	3,668
Non-interest expenses
Salaries and employee benefits	4,089	4,005	12,653	11,646
Occupancy, including depreciation	463	460	1,405	1,339
Technology and equipment, including depreciation	672	605	1,926	1,688
Amortization of other intangibles	173	175	526	487
Communication and marketing	366	335	1,085	1,034
Restructuring charges	110	0	566	0
Brokerage-related and sub-advisory fees	124	125	379	328
Professional, advisory and outside services	765	589	1,985	1,787
Other	4,250	1,065	6,918	3,918
Total non-interest expenses	11,012	7,359	27,443	22,227
Income before income taxes and share of net income from investment in Schwab	423	3,403	6,839	9,562
Provision for (recovery of) income taxes	794	704	2,157	2,502
Share of net income from investment in Schwab	190	182	525	708
Net income (loss)	(181)	2,881	5,207	7,768
Preferred dividends and distributions on other equity instruments	69	74	333	367
Net income (loss) available to common shareholders	$ (250)	$ 2,807	$ 4,874	$ 7,401
Earnings (loss) per share (Canadian dollars)
Basic	$ (0.14)	$ 1.53	$ 2.77	$ 4.05
Diluted	(0.14)	1.53	2.76	4.04
Dividends per common share (Canadian dollars)	$ 1.02	$ 0.96	$ 3.06	$ 2.88